Risk management	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [abstract]
Risk management

Note 5 - Risk management:

Financial risk factors

The Company is not significantly exposed to the following risks:

•
Price risks: Since the product prices are not fluctuating in nature.
•
Credit Risk: Since the Company mainly conducts the majority of its transactions in cash.

The Company is exposed to exchange rate risks; interest rates risks and liquidity risks. Management focuses primarily on minimizing the potentially adverse effects on financial performance.

Risk management is carried out by the Chief Financial Officer (CFO) under the policies established by the Company. The CFO identifies, evaluates and covers financial risks with the close cooperation of the Board of Directors. The Company establishes written principles for risk management in general, as well as written policies that cover specific areas such as liquidity risk, capital risk and investment of excess liquidity.

5.1. Liquidity risk

Cash flow forecasts are developed by the Company's finance department. The treasury department monitors liquidity requirements to ensure that there is sufficient cash to meet operational needs so that the Company does not breach its financial commitments.

The excess cash on the working capital requirements is managed by the treasury department that invests them in financial institutions with high credit ratings, choosing the instruments with the appropriate maturity or sufficient liquidity that gives the Company sufficient margin in accordance with the cash flow forecasts mentioned above.

The Company finances its operations through the combination of:

1.
The credit obtained from suppliers has driven a positive working capital dynamic because of favorable payable terms relative to the high rotation of inventories and minimal receivable balances, as most of the Company’s sales are received in cash at the time of sale,
2.
The Company has historically used certain amounts of short-term and long-term debt with related parties and third parties to supplement its cash flows,
3.
In addition, the Company has entered into supplier finance arrangements with Santander and HSBC to provide its suppliers collect their invoices earlier without cost for the Company, which can lead to concentration of liquidity risk,
4.
The excess of cash is invested in short-term bank deposits, and
5.
Financings to fund the acquisition of store and transportation equipment.

Management believes that existing cash and cash equivalents and the liquidity provided by short-term bank deposits will be sufficient to meet the Company’s anticipated cash needs for at least the next 12 months, considering expected organic growth.

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flow without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2025:
Debt (excluding issuance costs)	Ps.	2,134,607	Ps.	154,825	Ps.	—	Ps.	—	Ps.	2,289,432
Accounts payable and accrued expenses		536,792		—		—		—		536,792
Suppliers		11,428,037		—		—		—		11,428,037
Bonuses payable to related parties		102,988		—		—		—		102,988
Lease liabilities		2,468,489		6,523,018		3,665,698		11,714,184		24,371,389
Total	Ps.	16,670,913	Ps.	6,677,843	Ps.	3,665,698	Ps.	11,714,184	Ps.	38,728,638

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2024:
Debt (excluding issuance costs)	Ps.	948,408	Ps.	116,696	Ps.	—	Ps.	—	Ps.	1,065,104
Accounts payable and accrued expenses		341,828		—		—		—		341,828
Suppliers		8,835,875		—		—		—		8,835,875
Bonuses payable to related parties		58,702		—		—		—		58,702
Lease liabilities		1,800,536		3,188,993		2,770,943		8,761,593		16,522,065
Total	Ps.	11,985,349	Ps.	3,305,689	Ps.	2,770,943	Ps.	8,761,593	Ps.	26,823,574

5.2. Capital risk

The Company’s objectives in managing capital risks are safeguarding the Company's ability to continue as an ongoing business, maximizing benefits for stockholders and improving the capital structure to reduce the cost of capital.

With the objective of maintaining or adjusting the capital structure, the Company can reduce capital in favor of its stockholders and / or to cover accumulated losses. Consistent with other participants in the industry, the Company monitors capital based on the operating leverage ratio.

5.3. Exchange rate risks

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	December 31, 2025		December 31, 2024		December 31, 2023
Financial assets	US$	166,244,336	US$	169,241,805	US$	13,643,181
Financial liabilities		(350,426)		(120,000)		(287,343,524)
Long (short) foreign exchange monetary position	US$	165,893,910	US$	169,121,805	US$	(273,700,343)

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

		Exchange rate as of December 31,
	2025		2024		2023
Ps./US$	Ps.	17.9667	Ps.	20.2683	Ps.	16.8935
		Average exchange rate
	2025		2024		2023
Ps./US$	Ps.	19.2245	Ps.	18.3024	Ps.	17.7338

A hypothetical variation of 10% in the Ps. / US$ exchange rate and keeping all other variables constant would have resulted in a profit or loss of Ps. 298,057, Ps.342,781, and Ps.462,376, in the consolidated statement of profit or loss and stockholders’ equity as of December 31, 2025, 2024 and 2023.

5.4 Interest rate risk

The Santander and HSBC credit lines are subject to a TIIE plus 2.0 and expose the Company to the risk of variability in interest rates and, therefore, to its cash flow. The Company continuously analyzes its exposure to interest rates.

The sensitivity analyses have been determined assuming the following:

If interest rates were 10 basis points below or above and all the other variables remained constant. The other items comprising comprehensive income for the year ended December 31, 2025 and 2024 would have increased or decreased by Ps. 591 and Ps. 85, respectively, net of deferred taxes.